GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 6

Data Compare Summary (Total)
Run Date - 3/16/2026 1:34:08 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	144	0.00%	177
City	0	177	0.00%	177
State	0	177	0.00%	177
Zip	0	177	0.00%	177
Borrower First Name	0	144	0.00%	177
Borrower Last Name	0	144	0.00%	177
Borrower SSN	0	144	0.00%	177
Original Loan Amount	0	177	0.00%	177
Original Interest Rate	0	144	0.00%	177
Representative FICO	0	177	0.00%	177
Property Type	0	177	0.00%	177
Occupancy	0	177	0.00%	177
Purpose	0	177	0.00%	177
Refi Purpose	0	37	0.00%	177
Balloon Flag	0	144	0.00%	177
Original CLTV	0	177	0.00%	177
Original LTV	0	177	0.00%	177
Lender	0	144	0.00%	177
Product Description	0	144	0.00%	177
Originator Loan Designation	0	144	0.00%	177
Investor: Qualifying Total Debt Ratio	0	177	0.00%	177
PITIA Reserves Months	0	40	0.00%	177
Note Date	1	33	3.03%	177
Original Term	0	33	0.00%	177
Maturity Date	32	33	96.97%	177
Amortization Type	0	33	0.00%	177
Appraised Value	0	33	0.00%	177
# of Units	0	33	0.00%	177
Total	33	3,518	0.94%	177